Oct. 31, 2025
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Old Westbury Total Equity Fund

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026